Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Current assets
Cash and cash equivalents, net of allowances of RMB520 and RMB170 as of December 31, 2023 and 2024, respectively	¥ 233,207	$ 31,949	¥ 249,258
Restricted cash (including amounts of the consolidated VIE of RMB42,307 and RMB61,708 as of December 31, 2023 and 2024, respectively)	61,708	8,454	42,307
Short-term investments	5,000	685	8,879
Contract assets, net of allowances of RMB440 and RMB1,332 as of December 31, 2023 and 2024, respectively	71,085	9,739	41,481
Accounts receivable, net of allowances of RMB1,673 and RMB 2,153 as of December 31, 2023 and 2024, respectively	157,080	21,520	178,294
Insurance premium receivables, net of allowances of RMB988 and RMB33 as of December 31, 2023 and 2024, respectively	1,763	242	927
Amounts due from related parties	¥ 995	$ 136	¥ 383
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Deferred costs	¥ 0	$ 0	¥ 6,147
Prepaid expense and other receivables, net of allowances of RMB697 and RMB910 as of December 31, 2023 and 2024, respectively	68,171	9,339	78,784
Total current assets	599,009	82,064	606,460
Non-current assets
Restricted cash	29,883	4,094	29,687
Contract assets, net of allowances of RMB131 and RMB 533 as of December 31, 2023 and 2024, respectively	28,435	3,896	12,495
Property, plant and equipment, net	47,083	6,450	54,107
Intangible assets, net	68,840	9,431	50,743
Long-term investments	66,716	9,140	76,688
Operating lease right-of-use assets	20,715	2,838	115,946
Goodwill	14,536	1,991	461
Other assets	8,981	1,232	419
Total non-current assets	285,189	39,072	340,546
Total assets	884,198	121,136	947,006
Current liabilities
Short-term borrowings (including amounts of the consolidated VIE and its subsidiaries without recourse to the Company of RMB30,000 and RMB50,000 as of December 31, 2023 and 2024, respectively)	50,000	6,850	30,000
Accounts payable (including amounts of the consolidated VIE and its subsidiaries without recourse to the Company of RMB204,587 and RMB156,692 as of December 31, 2023 and 2024, respectively)	202,054	27,681	211,905
Insurance premium payables (including amounts of the consolidated VIE and its subsidiaries without recourse to the Company of RMB37,514 and RMB56,042 as of December 31, 2023 and 2024, respectively)	56,042	7,678	37,514
Contract liabilities (including amounts of the consolidated VIE and its subsidiaries without recourse to the Company of RMB945 and RMB nil as of December 31, 2023 and 2024, respectively)	0	0	2,728
Other payables and accrued expenses (including amounts of the consolidated VIE and its subsidiaries without recourse to the Company of RMB171,706 and RMB13,083 as of December 31, 2023 and 2024, respectively)	44,434	6,087	34,850
Payroll and welfare payable (including amounts of the consolidated VIE and its subsidiaries without recourse to the Company of RMB50,624 and RMB26,964 as of December 31, 2023 and 2024, respectively)	41,005	5,618	56,207
Income taxes payable (including amounts of the consolidated VIE and its subsidiaries without recourse to the Company of RMB2,440 and RMB2,234 as of December 31, 2023 and 2024, respectively)	2,575	353	2,440
Operating lease liabilities (including amounts of the consolidated VIE and its subsidiaries without recourse to the Company of RMB16,368 and RMB14,953 as of December 31, 2023 and 2024, respectively)	16,743	2,294	16,949
Amounts due to related parties (including amounts of the consolidated VIE and its subsidiaries without recourse to the Company of RMB2,451 and RMB2,495 as of December 31, 2023 and 2024, respectively)	¥ 2,495	$ 342	¥ 2,451
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Total current liabilities	¥ 415,348	$ 56,903	¥ 395,044
Non-current liabilities
Deferred tax liabilities (including amounts of the consolidated VIE and its subsidiaries without recourse to the Company of RMB10,971 and RMB10,971 as of December 31, 2023 and 2024, respectively)	14,875	2,038	12,048
Operating lease liabilities (including amounts of the consolidated VIE and its subsidiaries without recourse to the Company of RMB129,299 and RMB24,082 as of December 31, 2023 and 2024, respectively)	24,082	3,299	129,299
Payroll and welfare payable	649	89	200
Total non-current liabilities	39,606	5,426	141,547
Total liabilities	454,954	62,329	536,591
Commitments and contingencies
Shareholders' equity
Treasury stock (46,867,940 shares and 50,414,900 shares as of December 31, 2023 and 2024, respectively)	(29,513)	(4,043)	(28,580)
Additional paid-in capital	909,930	124,660	905,958
Accumulated other comprehensive loss	(12,864)	(1,762)	(14,060)
Accumulated deficit	(458,886)	(62,867)	(458,237)
Total shareholders' equity attributable to Huize Holding Limited shareholders	408,740	55,998	405,153
Non-controlling interests	20,504	2,809	5,262
Total shareholders' equity	429,244	58,807	410,415
Total liabilities and shareholders' equity	884,198	121,136	947,006
Common Class A [Member]
Shareholders' equity
Common shares	63	9	62
Common Class B [Member]
Shareholders' equity
Common shares	¥ 10	$ 1	¥ 10